Charges and Credits	12 Months Ended
Jan. 31, 2018
Charges and Credits [Abstract]
Charges and Credits
Charges and Credits
Charges and credits consisted of the following:

	Year Ended January 31,
(in thousands)	2018	2017	2016
Store and facility closure and relocation costs	$2,381	$1,089	$637
Legal and professional fees and related reserves associated with the exploration of strategic alternatives, securities-related litigation and other legal matters	1,177	101	3,153
Indirect tax audit reserve	2,595	1,434	2,748
Executive management transition costs	—	234	1,506
Impairment from disposal	—	1,986	—
Employee severance	1,317	1,634	—
Write-off of capitalized software costs	5,861	—	—
	$13,331	$6,478	$8,044

During the year ended January 31, 2018, we incurred exit costs associated with reducing the square footage of a distribution center and consolidating our corporate headquarters, severance costs related to a change in the executive management team, a charge related to an increase in our indirect tax audit reserve, a loss from the write-off of previously capitalized costs for a software project that was abandoned during fiscal year 2018 related to the implementation of a new point of sale system that began in fiscal year 2013, and contingency reserves related to legal matters. During the year ended January 31, 2017, we incurred severance costs related to a change in the executive management team and impairments from disposals, which included the write-off of leasehold improvements for one store we relocated prior to the end of the useful life of the leasehold improvements and incurred costs for a terminated store project prior to starting construction. During the years ended January 31, 2017 and January 31, 2016, we incurred legal and professional fees related to the exploration of strategic alternatives and securities-related litigation, costs associated with store and facility closures and relocations, charges related to increases in our indirect tax audit reserve, and transition costs due to changes in the executive management team.